                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-08741
                                          -----------

                                   Merrimac Series
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              200 Clarendon Street, P.O. Box 9130, Boston, MA     02117
-------------------------------------------------------------------------------
              (Address of principal executive offices)          (Zip code)

              Susan C. Mosher, Secretary of the Merrimac Series
              Mail Code LEG 13 200 Clarendon Street, Boston, MA   02116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)
With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:       (888) 637-7622
                                                          ----------------

Date of fiscal year end:     12/31/2003
                             -----------------

Date of reporting period:    12/31/2003
                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                     [logo]

                                 MERRIMAC SERIES

                               Semiannual Report
                                December 31, 2003

[LOGO]

February 5, 2004

Dear Shareholder:

We are pleased to provide you with the Annual Report of the Merrimac Series as of December 31, 2003. The funds are part of a master-feeder structure under which each fund invests its assets in a master portfolio having identical investment objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

As indicated in our semi-annual report, effective June 1, 2003, Lincoln Capital Fixed Income Management Company, LLC, a wholly owned subsidiary of Lehman Brothers Holdings, Inc., assumed the role of sub-adviser for Merrimac Cash Portfolio and Merrimac US Government Portfolio, the master portfolios into which Merrimac Cash Series and Merrimac US Government Series, respectively, invest. Lincoln Capital replaces Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.). The team of investment professionals managing the investment program for the portfolios at Lincoln Capital is substantially the same team of investment professionals who managed the investment program for the portfolios at Opus.

On June 20, 2003, Merrimac Prime Series was launched. The new fund invests in top rated money market instruments and has attained "Triple A" rating status from Moody's Investors Services, Standard & Poor's and Fitch Ratings. Lincoln Capital is the sub-adviser for the Merrimac Prime Portfolio.

In late June 2003, the Federal Open Market Committee lowered its target for the federal funds rate to 1 percent, the lowest rate in over 40 years. Through the rest of the year, the Committee indicated that the rate "can be maintained for a considerable period." In January 2004, the Committee has provided revised guidance, stating that it "believes that it can be patient" with respect to a rate change. The challenge for our sub-advisers continues to be working to achieve the objectives of our funds as our government seeks to improve the economy. We are confident that our sub-advisers will continue to be responsive to the evolving interest rate environment.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you. Current information on the performance of the Merrimac Series funds is available at our web site, www.merrimacmutualfunds.com

Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President

                                                      MERRIMAC SERIES
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                     DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                               SERIES          SERIES          SERIES          SERIES          SERIES           SERIES
                           --------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investment in
      corresponding
      Portfolio at value
      (Note 1)             $3,103,707,888  $ 200,182,011   $ 301,602,130   $ 240,634,337   $ 495,623,345    $ 249,392,404
    Prepaid expenses              90,825          14,945          15,825          13,691          16,908            8,568
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total assets       3,103,798,713     200,196,956     301,617,955     240,648,028     495,640,253      249,400,972
                           -------------   -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Distributions payable
      to shareholders          2,347,150         133,070         113,170         132,758         271,266           98,856
    Accrued expenses             700,937          36,237         253,314         193,328         469,664          267,854
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total liabilities      3,048,087         169,307         366,484         326,086         740,930          366,710
                           -------------   -------------   -------------   -------------   -------------    -------------
NET ASSETS                 $3,100,750,626  $ 200,027,649   $ 301,251,471   $ 240,321,942   $ 494,899,323    $ 249,034,262
                           =============   =============   =============   =============   =============    =============
NET ASSETS CONSIST OF:
    Paid in capital        $3,100,650,737  $ 200,025,677   $ 301,219,576   $ 240,322,008   $ 494,904,555    $ 249,034,262
    Accumulated net
      realized gain
      (loss) on
      investments                 42,010           1,972           2,500             (66)         (5,252)              --
    Accumulated net
      investment income           57,879              --          29,395              --              20               --
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total net assets   $3,100,750,626  $ 200,027,649   $ 301,251,471   $ 240,321,942   $ 494,899,323    $ 249,034,262
                           =============   =============   =============   =============   =============    =============
TOTAL NET ASSETS
    Premium Class          $2,421,804,250  $ 200,007,647   $  54,579,480   $  76,346,022   $  19,582,527    $       5,173
                           =============   =============   =============   =============   =============    =============
    Reserve Class          $  39,335,767   $       5,000   $       5,112   $       5,111   $       5,136    $       5,090
                           =============   =============   =============   =============   =============    =============
    Institutional Class    $  18,046,169   $       5,002   $     177,440   $      57,109   $       5,000    $       5,139
                           =============   =============   =============   =============   =============    =============
    Adviser Class          $       5,127   $       5,000   $       5,097   $       5,096   $       5,121    $       5,075
                           =============   =============   =============   =============   =============    =============
    Investment Class       $ 621,559,313   $       5,000   $ 246,484,342   $ 163,908,604   $ 475,301,539    $ 249,013,785
                           =============   =============   =============   =============   =============    =============
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING
    Premium Class          2,421,723,336     200,005,675      54,573,133      76,346,027      19,582,597            5,173
                           =============   =============   =============   =============   =============    =============
    Reserve Class             39,334,453           5,000           5,112           5,111           5,136            5,090
                           =============   =============   =============   =============   =============    =============
    Institutional Class       18,045,566           5,002         177,419          57,109           5,000            5,139
                           =============   =============   =============   =============   =============    =============
    Adviser Class                  5,127           5,000           5,096           5,096           5,121            5,075
                           =============   =============   =============   =============   =============    =============
    Investment Class         621,538,546           5,000     246,455,677     163,908,665     475,303,585      249,013,785
                           =============   =============   =============   =============   =============    =============

NET ASSET VALUE, MAXIMUM
  OFFER AND REDEMPTION
  PRICE PER SHARE FOR
  EACH CLASS               $        1.00   $        1.00   $        1.00   $        1.00   $        1.00    $        1.00
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                                                    MERRIMAC SERIES
                                                STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------
                                                                        TREASURY
                               CASH           PRIME        TREASURY       PLUS       U.S. GOVERNMENT       MUNICIPAL
                              SERIES         SERIES         SERIES       SERIES          SERIES             SERIES
                           -----------     ----------     ----------    ----------    ------------        ----------
                                          FOR THE PERIOD
                                          JUNE 20, 2003
                                        (COMMENCEMENT OF
                            YEAR ENDED   OPERATIONS) TO   YEAR ENDED    YEAR ENDED     YEAR ENDED         YEAR ENDED
                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,       DECEMBER 31,
                              2003           2003           2003          2003           2003               2003
                           -----------     ----------     ----------    ----------    ------------        ----------
NET INVESTMENT INCOME
  ALLOCATED FROM
  PORTFOLIO (NOTE 1)
    Interest and
      dividends            $49,171,999     $1,111,923     $3,795,711    $3,365,280    $  7,108,685        $2,133,915
    Expenses                (6,637,039)      (234,193)      (662,966)     (546,616)     (1,053,255)         (406,230)
                           -----------     ----------     ----------    ----------    ------------        ----------
        Net investment
          income from
          Portfolio         42,534,960        877,730      3,132,745     2,818,664       6,055,430         1,727,685
                           -----------     ----------     ----------    ----------    ------------        ----------
FUND EXPENSES
    Accounting, transfer
      agency, and
      administration fees
      (Note 4)                 365,586         10,467         35,184        30,303          57,123            21,455
    Audit                       13,040          4,430         11,354         8,889           4,251             3,154
    Legal                       26,079          7,753          6,623         5,185           7,085             2,253
    Printing                     5,216          3,323          6,623         4,444           1,771             2,704
    Amortization of
      organization
      expenses (Note 1)          1,264             --          1,024            --              --                --
    Registration                10,431         18,141          9,461         7,408           4,606            11,161
    Insurance                   24,352            914          7,827         4,418           2,346             2,238
    Trustees fees and
      expenses                  14,604            222          3,785         2,963           1,417               901
    Miscellaneous               29,845         12,181         17,086        11,853           4,605               451
                           -----------     ----------     ----------    ----------    ------------        ----------
        Total expenses
          common to all
          classes              490,417         57,431         98,967        75,463          83,204            44,317
    Shareholder servicing
      fee-Institutional
      Class                     38,216              6         11,579           732              11                14
    Shareholder servicing
      fee-Investment
      Class                  1,708,559              5        672,509       523,724       1,235,326           536,315
    Distribution
      fees-Reserve Class         5,846              2              4             4               4                 4
    Distribution
      fees-Adviser Class            13              6             11            11              12                11
    Distribution
      fees-Investment
      Class                    683,423              2        269,004       209,490         494,131           214,526
                           -----------     ----------     ----------    ----------    ------------        ----------
        Total expenses       2,926,474         57,452      1,052,074       809,424       1,812,688           795,187
                           -----------     ----------     ----------    ----------    ------------        ----------

NET INVESTMENT INCOME       39,608,486        820,278      2,080,671     2,009,240       4,242,742           932,498
                           -----------     ----------     ----------    ----------    ------------        ----------

NET REALIZED GAIN (LOSS)
  ON INVESTMENTS
  ALLOCATED FROM
  PORTFOLIO                     42,010          1,972          2,500            --          (5,252)              --
                           -----------     ----------     ----------    ----------    ------------        ----------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $39,650,496     $  822,250     $2,083,171    $2,009,240    $  4,237,490        $  932,498
                           ===========     ==========     ==========    ==========    ============        ==========

    The accompanying notes are an integral part of the financial statements.


                                                     MERRIMAC SERIES
                                           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------

                                       CASH SERIES                    PRIME SERIES              TREASURY SERIES
                           ------------------------------------   --------------------  --------------------------------
                                                                     FOR THE PERIOD
                                                                     JUNE 20, 2003
                              YEAR ENDED         YEAR ENDED         (COMMENCEMENT OF      YEAR ENDED       YEAR ENDED
                             DECEMBER 31,       DECEMBER 31,          OPERATIONS)        DECEMBER 31,     DECEMBER 31,
                                 2003               2002          TO DECEMBER 31, 2003       2003             2002
                           -----------------  -----------------   --------------------  --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     39,608,486   $     76,447,923    $          820,278    $   2,080,671   $     5,787,564
    Net realized gain
     allocated from
     Portfolio                       42,010             19,640                 1,972            2,500             9,710
                           ----------------   ----------------    ------------------    -------------   ---------------
        Net increase in
        net assets from
        operations               39,650,496         76,467,563               822,250        2,083,171         5,797,274
                           ----------------   ----------------    ------------------    -------------   ---------------
DIVIDENDS DECLARED
    FROM NET INVESTMENT
     INCOME
    Premium Class               (34,099,165)       (66,612,662)             (820,216)        (661,883)       (1,127,253)
    Reserve Class                   (52,124)               (90)                  (19)             (40)              (73)
    Institutional Class            (135,528)        (4,511,589)                  (15)         (32,955)       (3,141,888)
    Adviser Class                       (44)               (83)                  (15)             (33)              (66)
    Investment Class             (5,321,625)        (5,323,499)                  (13)      (1,385,760)       (1,518,284)
    FROM REALIZED GAIN
    Premium Class                        --                 --                    --               --                --
    Reserve Class                        --                 --                    --               --                --
    Institutional Class                  --                 --                    --               --                --
    Adviser Class                        --                 --                    --               --                --
    Investment Class                     --                 --                    --               --                --
                           ----------------   ----------------    ------------------    -------------   ---------------
        Total dividends
        declared                (39,608,486)       (76,447,923)             (820,278)      (2,080,671)       (5,787,564)
                           ----------------   ----------------    ------------------    -------------   ---------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
     sold                    29,987,852,265     33,370,730,029           200,025,677      673,201,909     1,404,374,485
    Proceeds from
     dividends reinvested        16,427,005         19,949,696                    --               74               134
    Payment for shares
     redeemed               (31,121,046,065)   (32,984,829,645)                   --     (733,633,017)   (1,627,976,646)
                           ----------------   ----------------    ------------------    -------------   ---------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions         (1,116,766,795)       405,850,080           200,025,677      (60,431,034)     (223,602,027)
                           ----------------   ----------------    ------------------    -------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS              (1,116,724,785)       405,869,720           200,027,649      (60,428,534)     (223,592,317)
NET ASSETS
    Beginning of period       4,217,475,411      3,811,605,691                    --      361,680,005       585,272,322
                           ----------------   ----------------    ------------------    -------------   ---------------
    End of period          $  3,100,750,626   $  4,217,475,411    $      200,027,649    $ 301,251,471   $   361,680,005
                           ================   ================    ==================    =============   ===============
Accumulated undistributed
  net investment income
  included in net assets   $         57,879   $         41,223    $               --    $      29,395   $        19,685
                           ================   ================    ==================    =============   ===============

    The accompanying notes are an integral part of the financial statements.


                                                       MERRIMAC SERIES
                                             STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

                                  TREASURY PLUS SERIES               U.S. GOVERNMENT SERIES               MUNICIPAL SERIES
                           ----------------------------------  ----------------------------------  ------------------------------
                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                             DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                 2003              2002              2003              2002             2003            2002
                           ----------------  ----------------  ----------------  ----------------  --------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     2,009,240   $     3,627,845   $     4,242,742   $     7,138,550   $     932,498   $   1,156,772
    Net realized gain
     allocated from
     Portfolio                          --                --            (5,252)           53,243              --              --
                           ---------------   ---------------   ---------------   ---------------   -------------   -------------
        Net increase in
        net assets from
        operations               2,009,240         3,627,845         4,237,490         7,191,793         932,498       1,156,772
                           ---------------   ---------------   ---------------   ---------------   -------------   -------------
DIVIDENDS DECLARED
    FROM NET INVESTMENT
     INCOME
    Premium Class                 (840,509)         (772,040)         (825,719)         (611,192)            (41)            (62)
    Reserve Class                      (42)              (72)              (49)              (84)            (36)            (57)
    Institutional Class             (1,932)       (1,870,578)              (40)       (1,679,965)            (25)            (50)
    Adviser Class                      (34)              (64)              (41)              (77)            (29)            (49)
    Investment Class            (1,166,723)         (985,091)       (3,416,893)       (4,847,232)       (932,367)     (1,156,554)
    FROM REALIZED GAIN
    Premium Class                       --                --                --           (27,175)             --              --
    Reserve Class                       --                --                --                (4)             --              --
    Institutional Class                 --                --                --                (4)             --              --
    Adviser Class                       --                --                --                (4)             --              --
    Investment Class                    --                --                --          (364,397)             --              --
                           ---------------   ---------------   ---------------   ---------------   -------------   -------------
        Total dividends
        declared                (2,009,240)       (3,627,845)       (4,242,742)       (7,530,134)       (932,498)     (1,156,772)
                           ---------------   ---------------   ---------------   ---------------   -------------   -------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
     sold                    1,387,597,580     1,449,926,873     2,319,279,153     2,236,300,003     416,318,685     131,647,213
    Proceeds from
     dividends reinvested            1,508             1,310            59,084           145,411             135             213
    Payment for shares
     redeemed               (1,484,577,645)   (1,347,734,219)   (2,274,818,206)   (2,265,011,886)   (263,492,370)   (159,882,846)
                           ---------------   ---------------   ---------------   ---------------   -------------   -------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions           (96,978,557)      102,193,964        44,520,031       (28,566,472)    152,826,450     (28,235,420)
                           ---------------   ---------------   ---------------   ---------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS                (96,978,557)      102,193,964        44,514,779       (28,904,813)    152,826,450     (28,235,420)
NET ASSETS
    Beginning of period        337,300,499       235,106,535       450,384,544       479,289,357      96,207,812     124,443,232
                           ---------------   ---------------   ---------------   ---------------   -------------   -------------
    End of period          $   240,321,942   $   337,300,499   $   494,899,323   $   450,384,544   $ 249,034,262   $  96,207,812
                           ===============   ===============   ===============   ===============   =============   =============
Accumulated undistributed
  net investment income
  included in net assets   $            --   $            --   $            20   $            --   $          --   $          --
                           ===============   ===============   ===============   ===============   =============   =============

    The accompanying notes are an integral part of the financial statements.


                                                          MERRIMAC SERIES
                                                       FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                                          ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                     SUPPLEMENTAL DATA
                                                                                         ------------------------------------------
                           NET ASSET              DISTRIBUTIONS  NET ASSET                                            NET ASSETS
                             VALUE       NET        FROM NET       VALUE                                  NET           END OF
PERIODS ENDED              BEGINNING  INVESTMENT   INVESTMENT       END        TOTAL         NET      INVESTMENT        PERIOD
DECEMBER 31,                OF YEAR     INCOME       INCOME       OF YEAR   RETURN (A)    EXPENSES      INCOME      (000S OMITTED)
------------               ---------  ----------  -------------  ---------  -----------  -----------  -----------  ----------------

CASH SERIES
    PREMIUM CLASS
        2003                $1.000     $ 0.011      $  (0.011)    $1.000        1.13%        0.19%        1.16%       $2,421,804
        2002                 1.000       0.019         (0.019)     1.000        1.88         0.19         1.86         3,531,473
        2001                 1.000       0.042         (0.042)     1.000        4.31         0.21         3.55         3,206,216
        2000                 1.000       0.063         (0.063)     1.000        6.52         0.21         6.32           161,062
        1999                 1.000       0.051         (0.051)     1.000        5.22         0.25         5.10             7,232
    RESERVE CLASS (7)
        2003                 1.000       0.010         (0.010)     1.000        1.04         0.29         0.90            39,336
        2002                 1.000       0.018         (0.018)     1.000        1.77         0.29         1.76                 5
        2001                 1.000       0.001         (0.001)     1.000        2.16         0.31         2.16                 5
    INSTITUTIONAL CLASS
        2003                 1.000       0.009         (0.009)     1.000        0.88         0.44         0.90            18,046
        2002                 1.000       0.016         (0.016)     1.000        1.62         0.44         1.68            17,062
        2001                 1.000       0.040         (0.040)     1.000        4.05         0.46         3.91           308,827
        2000                 1.000       0.061         (0.061)     1.000        6.25         0.46         6.07           314,687
        1999                 1.000       0.049         (0.049)     1.000        4.96         0.50         4.85           253,798
    ADVISER CLASS (7)
        2003                 1.000       0.009         (0.009)     1.000        0.89         0.44         0.88                 5
        2002                 1.000       0.016         (0.016)     1.000        1.62         0.44         1.60                 5
        2001                 1.000       0.001         (0.001)     1.000        2.01         0.46         2.01                 5
    INVESTMENT CLASS (5)
        2003                 1.000       0.008         (0.008)     1.000        0.78         0.54         0.78           621,559
        2002                 1.000       0.015         (0.015)     1.000        1.52         0.54         1.46           668,931
        2001                 1.000       0.039         (0.039)     1.000        3.94         0.56         3.31           296,553
        2000                 1.000       0.001         (0.001)     1.000        6.24         0.55         6.24                 5

PRIME SERIES
    PREMIUM CLASS (8)
        2003                 1.000       0.004         (0.004)     1.000        0.77         0.28         0.78           200,008
    RESERVE CLASS (8)
        2003                 1.000       0.004         (0.004)     1.000        0.67         0.38         0.67                 5
    INSTITUTIONAL
      CLASS (8)
        2003                 1.000       0.003         (0.003)     1.000        0.52         0.53         0.51                 5
    ADVISER CLASS (8)
        2003                 1.000       0.003         (0.003)     1.000        0.52         0.53         0.51                 5
    INVESTMENT CLASS (8)
        2003                 1.000       0.002         (0.002)     1.000        0.43         0.63         0.41                 5

TREASURY SERIES
    PREMIUM CLASS (1)
        2003                 1.000       0.009         (0.009)     1.000        0.86         0.21         0.85            54,579
        2002                 1.000       0.016         (0.016)     1.000        1.54         0.20         1.55            61,403
        2001                 1.000       0.038         (0.038)     1.000        3.84         0.20         3.40           113,892
        2000                 1.000       0.057         (0.057)     1.000        5.81         0.25         5.66            50,804
        1999                 1.000       0.039         (0.039)     1.000        4.54         0.28         4.46            24,816
    RESERVE CLASS (7)
        2003                 1.000       0.008         (0.008)     1.000        0.76         0.32         0.76                 5
        2002                 1.000       0.014         (0.014)     1.000        1.43         0.30         1.43                 5
        2001                 1.000       0.001         (0.001)     1.000        1.95         0.30         1.95                 5
    INSTITUTIONAL CLASS
        2003                 1.000       0.006         (0.006)     1.000        0.61         0.47         0.71               177
        2002                 1.000       0.013         (0.013)     1.000        1.28         0.45         1.33            14,956
        2001                 1.000       0.035         (0.035)     1.000        3.58         0.45         3.47           366,118
        2000                 1.000       0.054         (0.054)     1.000        5.55         0.50         5.41           324,937
        1999                 1.000       0.042         (0.042)     1.000        4.26         0.53         4.18           153,714
    ADVISER CLASS (7)
        2003                 1.000       0.006         (0.006)     1.000        0.61         0.47         0.60                 5
        2002                 1.000       0.013         (0.013)     1.000        1.28         0.45         1.28                 5
        2001                 1.000       0.001         (0.001)     1.000        1.80         0.45         1.80                 5
    INVESTMENT CLASS (5)
        2003                 1.000       0.005         (0.005)     1.000        0.51         0.57         0.52           246,484
        2002                 1.000       0.011         (0.011)     1.000        1.18         0.56         1.13           285,311
        2001                 1.000       0.034         (0.034)     1.000        3.48         0.55         2.98           105,253
        2000                 1.000       0.000*        (0.000)*    1.000        5.48         0.56         5.48                 5

    The accompanying notes are an integral part of the financial statements.


                                                          MERRIMAC SERIES
                                                       FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                     SUPPLEMENTAL DATA
                                                                                         ------------------------------------------
                           NET ASSET              DISTRIBUTIONS  NET ASSET                                            NET ASSETS
                             VALUE       NET        FROM NET       VALUE                                  NET           END OF
PERIODS ENDED              BEGINNING  INVESTMENT   INVESTMENT       END        TOTAL         NET      INVESTMENT        PERIOD
DECEMBER 31,                OF YEAR     INCOME       INCOME       OF YEAR   RETURN (A)    EXPENSES      INCOME      (000S OMITTED)
------------               ---------  ----------  -------------  ---------  -----------  -----------  -----------  ----------------
TREASURY PLUS SERIES
    PREMIUM CLASS (4)
        2003                $1.000     $ 0.009      $  (0.009)    $1.000        0.90%        0.20%        0.90%       $   76,346
        2002                 1.000       0.015         (0.015)     1.000        1.50         0.22         1.43            87,070
        2001                 1.000       0.037         (0.037)     1.000        3.75         0.21         3.53            23,059
        2000                 1.000       0.042         (0.042)     1.000        6.45         0.23         6.27            24,764
    RESERVE CLASS (7)
        2003                 1.000       0.008         (0.008)     1.000        0.80         0.31         0.80                 5
        2002                 1.000       0.014         (0.014)     1.000        1.40         0.32         1.39                 5
        2001                 1.000       0.001         (0.001)     1.000        1.53         0.31         1.53                 5
    INSTITUTIONAL
      CLASS (2)
        2003                 1.000       0.007         (0.007)     1.000        0.65         0.46         0.66                57
        2002                 1.000       0.012         (0.012)     1.000        1.25         0.46         1.32               390
        2001                 1.000       0.034         (0.034)     1.000        3.49         0.46         3.51           155,203
        2000                 1.000       0.058         (0.058)     1.000        5.87         0.48         5.76           254,419
        1999                 1.000       0.042         (0.042)     1.000        4.54         0.53         4.46           281,613
    ADVISER CLASS (7)
        2003                 1.000       0.007         (0.007)     1.000        0.65         0.46         0.64                 5
        2002                 1.000       0.012         (0.012)     1.000        1.25         0.47         1.24                 5
        2001                 1.000       0.001         (0.001)     1.000        1.38         0.46         1.38                 5
    INVESTMENT CLASS (5)
        2003                 1.000       0.006         (0.006)     1.000        0.55         0.56         0.56           163,909
        2002                 1.000       0.011         (0.011)     1.000        1.15         0.57         0.99           249,830
        2001                 1.000       0.033         (0.033)     1.000        3.39         0.56         2.67            56,834
        2000                 1.000       0.001         (0.001)     1.000        5.72         0.57         5.72                 5

U.S. GOVERNMENT SERIES
    PREMIUM CLASS (4)
        2003                 1.000       0.010         (0.010)     1.000        1.05         0.20         1.07            19,583
        2002                 1.000       0.018         (0.018)     1.000        1.85         0.19         1.71            35,786
        2001                 1.000       0.040         (0.040)     1.000        4.07         0.21         2.68            11,385
        2000                 1.000       0.042         (0.042)     1.000        6.42         0.25         6.24                80
    RESERVE CLASS (7)
        2003                 1.000       0.009         (0.009)     1.000        0.95         0.30         0.95                 5
        2002                 1.000       0.017         (0.017)     1.000        1.75         0.29         1.65                 5
        2001                 1.000       0.001         (0.001)     1.000        2.07         0.31         2.07                 5
    INSTITUTIONAL
      CLASS (3)
        2003                 1.000       0.008         (0.008)      1.00        0.80         0.45         0.80                 5
        2002                 1.000       0.015         (0.015)      1.00        1.60         0.44         1.56                 5
        2001                 1.000       0.038         (0.038)      1.00        3.81         0.46         3.93           135,056
        2000                 1.000       0.058         (0.058)      1.00        5.94         0.50         5.79           185,512
        1999                 1.000       0.025         (0.025)      1.00        4.87         0.58         4.82           130,687
    ADVISER CLASS (7)
        2003                 1.000       0.008         (0.008)      1.00        0.80         0.45         0.80                 5
        2002                 1.000       0.015         (0.015)      1.00        1.60         0.44         1.51                 5
        2001                 1.000       0.001         (0.001)      1.00        1.92         0.46         1.92                 5
    INVESTMENT CLASS (5)
        2003                 1.000       0.007         (0.007)      1.00        0.70         0.55         0.69           475,302
        2002                 1.000       0.014         (0.014)      1.00        1.50         0.54         1.39           414,584
        2001                 1.000       0.037         (0.037)      1.00        3.71         0.56         3.01           332,839
        2000                 1.000       0.001         (0.001)      1.00        5.88         0.59         5.88                 5

    The accompanying notes are an integral part of the financial statements.


                                                          MERRIMAC SERIES
                                                       FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                     SUPPLEMENTAL DATA
                                                                                         ------------------------------------------
                           NET ASSET              DISTRIBUTIONS  NET ASSET                                            NET ASSETS
                             VALUE       NET        FROM NET       VALUE                                  NET           END OF
PERIODS ENDED              BEGINNING  INVESTMENT   INVESTMENT       END        TOTAL         NET      INVESTMENT        PERIOD
DECEMBER 31,                OF YEAR     INCOME       INCOME       OF YEAR   RETURN (A)    EXPENSES      INCOME      (000S OMITTED)
------------               ---------  ----------  -------------  ---------  -----------  -----------  -----------  ----------------

MUNICIPAL SERIES
    PREMIUM CLASS (6)
        2003                $1.000     $ 0.008      $  (0.008)    $ 1.00        0.79%        0.21%        0.79%       $        5
        2002                 1.000       0.012         (0.012)      1.00        1.21         0.22         1.21                 5
        2001                 1.000       0.015         (0.015)      1.00        2.09         0.28         2.08                 5
    RESERVE CLASS (7)
        2003                 1.000       0.007         (0.007)      1.00        0.69         0.31         0.69                 5
        2002                 1.000       0.011         (0.011)      1.00        1.11         0.32         1.10                 5
        2001                 1.000       0.001         (0.001)      1.00        1.29         0.38         1.29                 5
    INSTITUTIONAL
      CLASS (6)
        2003                 1.000       0.005         (0.005)      1.00        0.54         0.46         0.54                 5
        2002                 1.000       0.010         (0.010)      1.00        0.96         0.47         0.95                 5
        2001                 1.000       0.013         (0.013)      1.00        1.84         0.53         1.86                 5
    ADVISER CLASS (7)
        2003                 1.000       0.005         (0.005)      1.00        0.54         0.46         0.54                 5
        2002                 1.000       0.010         (0.010)      1.00        0.96         0.47         0.96                 5
        2001                 1.000       0.000*        (0.000)*     1.00        1.14         0.53         1.14                 5
    INVESTMENT CLASS (6)
        2003                 1.000       0.004         (0.004)      1.00        0.44         0.56         0.43           249,014
        2002                 1.000       0.009         (0.009)      1.00        0.86         0.57         0.86            96,187
        2001                 1.000       0.012         (0.012)      1.00        1.74         0.63         1.71           124,423

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

(1)  Commenced Operations February 19, 1999.

(2)  Commenced Operations January 22, 1999.

(3)  Commenced Operations June 29, 1999.

(4)  Commenced Operations May 1, 2000.

(5)  Commenced Operations December 28, 2000.

(6)  Commenced Operations April 19, 2001.

(7)  Commenced Operations December 18, 2001.

(8)  Commenced Operations June 20, 2003.

  *  Rounds to less than 0.001 or (0.001).

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Series (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Prime Series (the "Prime Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series"), and the Merrimac Municipal Series (the "Municipal Series"), collectively the "Funds", are separate diversified investment portfolios or series of the Trust. The Funds consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Adviser Class, and the Investment Class.

       The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At December 31, 2003, the investment by the Cash Series, the Prime Series, the Treasury Series, the Treasury Plus Series, the Government Series, and the Municipal Series represent ownership of proportionate interests of 69.68%, 99.99%, 99.99%, 17.94%, 99.99%, and 99.99%, respectively, of their corresponding portfolios.

       The policies of the Funds are designed to maintain a stable net asset value of $1.00 per share by class. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Cash Series and the Treasury Series in connection with their organization and initial registration were being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund. At December 31, 2003, all such costs were fully amortized.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

     E. EXPENSE ALLOCATION

       Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all of the Funds.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

       The tax character of distributions paid during the periods ended December 31, 2003 and 2002 were as follows:

                                        ORDINARY INCOME        TAX-EXEMPT INCOME             TOTAL
                                    ------------------------  --------------------  ------------------------
                                       2003         2002        2003       2002        2003         2002
                                    -----------  -----------  --------  ----------  -----------  -----------
         Cash Series                $39,608,486  $76,447,923  $     --  $       --  $39,608,486  $76,447,923
         Prime Series                   820,278           --        --          --      820,278           --
         Treasury Series              2,080,671    5,787,564        --          --    2,080,671    5,787,564
         Treasury Plus Series         2,009,240    3,627,845        --          --    2,009,240    3,627,845
         US Government Series         4,242,742    7,530,134        --          --    4,242,742    7,530,134
         Municipal Series                    --           --   932,498   1,156,772      932,498    1,156,772

       At December 31, 2003, the components of distributable earnings
       (accumulated losses) on a federal income tax basis were as follows:

                                          UNDISTRIBUTED     UNDISTRIBUTED    LOSS CARRYFORWARDS
                                         ORDINARY INCOME  TAX-EXEMPT INCOME    AND DEFERRALS        TOTAL
                                         ---------------  -----------------  ------------------  ------------
         Cash Series                        $113,804         $       --           $(13,915)        $99,889
         Prime Series                          1,972                 --                 --           1,972
         Treasury Series                      31,895                 --                 --          31,895
         Treasury Plus Series                     --                 --                (66)            (66)
         US Government Series                     20                 --             (5,252)         (5,232)
         Municipal Series                         --                 --                 --              --

       As of December 31, 2003, the Treasury Plus Series and U.S. Government Series had available capital loss carryforwards of $66 and $5,252, respectively, which will expire in 2007 and 2011, respectively. For the period ended December 31, 2003, the Cash Series has elected to defer $13,915 of capital losses attributable to Post-October losses.

(3)   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

       The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients. The Trust has also adopted a Distribution Plan with respect to the Reserve Class, Adviser Class, and Investment Class, which pay an annual distribution fee of up to 0.10%, 0.25%, and 0.10%, respectively, of the value of the assets invested in each class.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Merrimac Master Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the sub-adviser to the Cash Portfolio and Government Portfolio as of June 1, 2003, and to the Prime Portfolio which commenced operations on June 20, 2003. Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) ("Opus") served as the sub-adviser to the Cash Portfolio and Government Portfolio prior to June 1, 2003. M&I Investment Management Corp. ('M&I') serves as sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio. ABN AMRO Asset Management (USA) LLC ("ABN AMRO") serves as sub-advisor to the Municipal Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

       compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(5)   INVESTMENT TRANSACTIONS

       Investments in and withdrawals from the respective Portfolios during each Fund's 2003 operations were as follows:

                                              INVESTMENTS IN   WITHDRAWALS FROM
                                                 PORTFOLIO        PORTFOLIO
                                              ---------------  ----------------
         Cash Series                          $30,004,279,270  $31,166,580,687
         Prime Series                             200,025,677          723,368
         Treasury Series                          673,201,983      736,922,033
         Treasury Plus Series                   1,387,599,089    1,487,600,594
         U.S. Government Series                 2,319,338,237    2,280,957,225
         Municipal Series                         416,318,820      265,065,745

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows for the years (unless otherwise indicated) ended December 31, 2003 and 2002:

                                                  SHARES        SHARES          NET INCREASE/
                                 SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                --------------  ----------  ---------------  --------------------
CASH SERIES
  Premium Class
    2003                        28,259,950,115  16,332,335  (29,385,980,318)     (1,109,697,868)
    2002                        31,030,520,159  19,683,310  (30,724,962,647)        325,240,822
  Reserve Class
    2003                            53,156,511          55      (13,827,200)         39,329,366
    2002                                    --          87               --                  87
  Institutional Class
    2003                           103,709,560      94,568     (102,820,084)            984,044
    2002                           786,167,022     266,219   (1,078,195,044)       (291,761,803)
  Adviser Class
    2003                                    --          47               --                  47
    2002                                    --          80               --                  80
  Investment Class
    2003                         1,571,036,079          --   (1,618,418,463)        (47,382,384)
    2002                         1,554,042,848          --   (1,181,671,954)        372,370,894
PRIME SERIES(1)
  Premium Class
    2003                           200,005,675          --               --         200,005,675
  Reserve Class
    2003                                 5,000          --               --               5,000
  Institutional Class
    2003                                 5,002          --               --               5,002
  Adviser Class
    2003                                 5,000          --               --               5,000
  Investment Class
    2003                                 5,000          --               --               5,000

                                         MERRIMAC SERIES
                                  NOTES TO FINANCIAL STATEMENTS
                                        DECEMBER 31, 2003
------------------------------------------------------------------------------------------------

                                                  SHARES        SHARES          NET INCREASE/
                                 SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                --------------  ----------  ---------------  --------------------
TREASURY SERIES
  Premium Class
    2003                           214,716,114          --     (221,540,153)         (6,824,039)
    2002                           250,966,747          --     (303,456,960)        (52,490,213)
  Reserve Class
    2003                                    --          41               --                  41
    2002                                    --          71               --                  71
  Institutional Class
    2003                            26,384,503          --      (41,161,747)        (14,777,244)
    2002                           418,821,945          --     (769,970,798)       (351,148,853)
  Adviser Class
    2003                                    --          33               --                  33
    2002                                    --          63               --                  63
  Investment Class
    2003                           432,101,292          --     (470,931,117)        (38,829,825)
    2002                           734,585,793          --     (554,548,888)        180,036,905
TREASURY PLUS SERIES
  Premium Class
    2003                           339,310,648          --     (350,035,029)        (10,724,381)
    2002                           209,309,046          --     (145,297,921)         64,011,125
  Reserve Class
    2003                                    --          42               --                  42
    2002                                    --          69               --                  69
  Institutional Class
    2003                            32,249,978       1,432      (32,584,770)           (333,360)
    2002                           564,525,523       1,179     (719,339,458)       (154,812,756)
  Adviser Class
    2003                                    --          34               --                  34
    2002                                    --          62               --                  62
  Investment Class
    2003                         1,016,036,954          --   (1,101,957,846)        (85,920,892)
    2002                           676,092,304          --     (483,096,840)        192,995,464
U.S. GOVERNMENT SERIES
  Premium Class
    2003                           819,530,069      58,992     (835,791,839)        (16,202,778)
    2002                           612,626,337     145,246     (588,362,834)         24,408,749
  Reserve Class
    2003                                    --          50               --                  50
    2002                                    --          86               --                  86
  Institutional Class
    2003                                    --          --               --                  --
    2002                           474,593,180          --     (609,547,714)       (134,954,534)
  Adviser Class
    2003                                    --          42               --                  42
    2002                                    --          79               --                  79
  Investment Class
    2003                         1,499,749,084          --   (1,439,026,367)         60,722,717
    2002                         1,149,080,486          --   (1,067,101,338)         81,979,148


                                         MERRIMAC SERIES
                                  NOTES TO FINANCIAL STATEMENTS
                                        DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------

                                                  SHARES        SHARES          NET INCREASE/
                                 SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                --------------  ----------  ---------------  --------------------
MUNICIPAL SERIES
  Premium Class
    2003                                    --          42               --                  42
    2002                                    --          63               --                  63
  Reserve Class
    2003                                    --          36               --                  36
    2002                                    --          54               --                  54
  Institutional Class
    2003                                    --          29               --                  29
    2002                                    --          49               --                  49
  Adviser Class
    2003                                    --          28               --                  28
    2002                                    --          47               --                  47
  Investment Class
    2003                           416,318,685          --     (263,492,370)        152,826,315
    2002                           131,647,213          --     (159,882,846)        (28,235,633)

------------------------

(1)  Commenced Operations June 20, 2003.

       At December 31, 2003, Investors Bank, as agent for its clients, was the record holder of 22.77% of the Cash Series, 84.51% of the Treasury Series, 68.23% of the Treasury Plus Series, 96.04% of the Government Series, and 99.99% of the Municipal Series shares outstanding, respectively. Affiliates of M&I, as agents for their clients, were the record holders of 15.48% of the Treasury Series and 31.77% of the Treasury Plus Series shares outstanding, respectively. Affiliates of Lincoln were the record holders of 99.99% of the Prime Series shares outstanding.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and
Shareholders of Merrimac Series

We have audited the accompanying statements of assets and liabilities of the Merrimac Cash Series, the Merrimac Prime Series, the Merrimac Treasury Series, the Merrimac Treasury Plus Series, Merrimac U.S. Government Series and Merrimac Municipal Series, six of the series comprising the Merrimac Series as of December 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Merrimac Series management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Merrimac Series at December 31, 2003, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 6, 2004

                                MERRIMAC SERIES
                    SHAREHOLDERS MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A special meeting of the shareholders of the Merrimac Cash Series (the "Cash Series") and the Merrimac U.S. Government Series (the "U.S. Government Series"), each a series of the Merrimac Series was held on September 16, 2003. The results of votes taken among shareholders on proposals are listed below.

PROPOSAL 1

To adopt an Investment Sub-Adviser Agreement between Investors Bank & Trust Company -- Advisory Division and Lincoln Capital Fixed Income Management Company, LLC.

                                        FOR          AGAINST       ABSTAIN
                                  ----------------  ----------  -------------
CASH SERIES                       2,065,854,298.52  215,828.00  11,228,418.89
U.S. GOVERNMENT SERIES              363,333,287.13   92,068.00     380,440.00

PROPOSAL 2

To adopt a "Manager-of-Managers" arrangement.

                                        FOR            AGAINST        ABSTAIN
                                  ----------------  -------------  -------------
CASH SERIES                       1,626,404,883.52  89,482,419.00  11,411,242.89
U.S. GOVERNMENT SERIES              346,757,587.13  16,667,768.00     380,440.00

                                MERRIMAC SERIES
                         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

MERRIMAC SERIES SOURCES OF INCOME

The following tables summarize the percentage of income earned by each Merrimac fund in 2003 from various obligors. The information is presented to assist Shareholders in preparing state tax returns.

                                                                       U.S.
                            CASH     PRIME   TREASURY   TREASURY    GOVERNMENT  MUNICIPAL
                           SERIES   SERIES    SERIES   PLUS SERIES    SERIES     SERIES
                           -------  -------  --------  -----------  ----------  ---------
U.S. Treasury Obligations    0.07%    0.00%   94.80%       3.15%       0.12%       0.00%
Repurchase Agreements        1.45%    1.81%    0.00%      96.85%      11.92%       0.00%
Other Non-Exempt
  Securities                87.46%   75.42%    5.20%       0.00%       6.30%       0.00%
Other U.S. Government
  Obligations               11.02%   22.77%    0.00%       0.00%      81.66%       0.00%
Municipal Income             0.00%    0.00%    0.00%       0.00%       0.00%     100.00%

The following table summarizes the percentage of total income earned by the Merrimac Municipal Series applicable to obligors of various states.

Alabama                                             2.49%
Alaska                                              2.36%
Arizona                                             0.77%
California                                          0.45%
Colorado                                            4.79%
Connecticut                                         4.04%
District of Columbia                                1.92%
Florida                                             2.13%
Georgia                                             3.39%
Idaho                                               0.76%
Illinois                                            2.56%
Indiana                                             0.87%
Iowa                                                0.36%
Kentucky                                            1.06%
Louisiana                                           0.20%
Maryland                                            2.47%
Massachusetts                                       7.88%
Michigan                                            2.62%
Minnesota                                           1.39%
Mississippi                                         2.52%
Missouri                                            3.39%
Nebraska                                            3.42%
Nevada                                              2.56%
New Jersey                                          0.55%
New Mexico                                          1.46%
New York                                            7.93%
North Carolina                                      1.09%
Ohio                                                4.89%
Pennsylvania                                        1.41%
South Dakota                                        0.40%
Texas                                               8.91%
Utah                                                2.16%
Virginia                                            1.34%
Washington                                          6.23%
Wisconsin                                           3.43%
Wyoming                                             2.54%
Other                                               3.26%

None of the income earned by the Merrimac Municipal Series is subject to the Federal Alternative Minimum Tax (AMT).


                                                      MERRIMAC CASH PORTFOLIO
                                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 20.4%
Amstel Funding Corporation                                 1.13%             03/15/04       $       28,832,000   $     28,765,325
                                                            1.12             04/02/04               30,000,000         29,914,517
                                                            1.15             05/28/04               25,000,000         24,882,833
Caterpillar Finance Services Corporation                    1.29             07/12/04               35,000,000         34,759,822
Clipper Receivables                                         1.09             01/23/04               50,000,000         49,966,694
                                                            1.10             01/29/04               60,000,000         59,948,667
CRC Funding LLC                                             1.09             01/26/04               25,000,000         24,981,076
Credit Lyonnais NA                                          1.17             04/16/04               30,000,000         29,897,534
                                                            1.14             05/11/04               50,000,000         49,794,404
Deer Park Refining LP                                       1.15             01/15/04               16,895,000         16,895,000
Den Norske Bank ASA                                         1.24             05/27/04               50,000,000         49,749,896
                                                        1.28 - 1.29          09/03/04               50,000,000         49,564,375
                                                            1.23             09/10/04               35,000,000         34,701,144
HBOS Treasury Services PLC                                  1.10             02/18/04               50,000,000         49,926,667
                                                            1.10             03/05/04               50,000,000         49,902,667
Ivory Funding Corporation                                   1.10             01/07/04               20,020,000         20,016,330
                                                            1.10             01/12/04               54,035,000         54,016,838
Preferred Receivables Funding                               1.09             01/21/04               23,616,000         23,601,765
Sigma Finance Corporation                                   1.20             06/02/04               25,000,000         24,872,500
                                                            1.09             12/19/04               13,000,000         12,980,713
Wal-Mart Funding Corporation                                1.10             01/20/04               75,000,000         74,956,458
Westpac Banking Corporation                                 1.14             06/08/04               40,000,000         39,800,367
Yorktown Capital LLC                                        1.09             01/20/04               75,000,000         74,956,854
                                                                                                                 ----------------
                                                                                                                      908,852,446
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 33.9%
American Express Credit Corporation                         1.19             01/05/04              150,000,000        150,000,000
American Honda Finance Corporation                          1.13             02/17/04               10,000,000         10,003,271
Bayerische Landesbank Girozentrale NY                   1.02 - 1.03          01/02/04              120,000,000        120,050,578
Bear Stearns Companies, Inc.                            1.07 - 1.47          01/02/04               75,000,000         75,000,400
Beta Finance, Inc.                                          1.08             01/02/04               75,000,000         74,999,506
Canadian Imperial Bank of Commerce NY                       1.08             01/02/04               97,000,000         97,012,922
Caterpillar Finance Services Corporation                    1.13             01/02/04               18,000,000         18,008,551
                                                            1.20             02/04/04               36,000,000         36,006,557
                                                            1.14             02/27/04               10,000,000         10,007,334
                                                            1.14             03/01/04               10,000,000         10,007,653
Credit Suisse First Boston USA, Inc.                        1.22             01/02/04               15,000,000         15,005,866
Goldman Sachs Group Inc., Promissory Note+              1.12 - 1.13          01/02/04              106,000,000        106,000,000
Household Finance Corporation                               1.13             01/23/04                4,000,000          4,009,817
HSBC USA, Inc.                                              1.15             03/24/04               30,000,000         30,038,514
Key Bank N.A.                                               1.15             03/01/04               30,000,000         30,008,298
Links Securities LLC                                        1.10             01/02/04              150,000,000        149,999,731
Merrill Lynch & Co., Inc.                                   1.00             01/02/04               10,000,000         10,004,167
                                                            1.15             01/29/04               17,460,000         17,463,926
                                                            1.11             03/29/04               50,000,000         50,000,000
Morgan Stanley, Dean Witter & Co.                       1.01 - 1.03          01/02/04               28,000,000         28,002,591
                                                            1.28             01/15/04               10,000,000         10,000,000
                                                            1.15             01/27/04               75,000,000         75,000,000
Natexis Banque Populair                                     1.07             01/02/04              100,000,000         99,976,597
National City Bank                                      1.04 - 1.08          01/02/04              100,000,000         99,991,104
Royal Bank of Canada                                        1.15             01/12/04               14,000,000         14,000,000
Sigma Finance Corporation                                   1.11             01/02/04              100,000,000        100,000,000
Societe Generale NY                                         1.08             01/27/04               70,000,000         69,994,879
                                                                                                                 ----------------
                                                                                                                    1,510,592,262
                                                                                                                 ----------------


    The accompanying notes are an integral part of the financial statements.


                                                      MERRIMAC CASH PORTFOLIO
                                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT - 16.4%
Associates Corporation of North America                    1.30%             04/20/04       $       17,310,000   $     17,541,747
Bank of America Corporation                                 1.40             03/01/04               10,000,000         10,071,609
Bayerische Landesbank Girozentrale NY                       1.44             07/20/04               10,000,000         10,193,994
Bear Stearns Companies, Inc.                                1.57             02/13/04               25,000,000         25,000,000
                                                        1.32 - 1.44          03/02/04               31,965,000         32,217,309
BMW US Capital LLC                                          1.27             06/07/04               22,000,000         22,266,421
Chase Manhattan Corporation                                 1.02             04/15/04               20,000,000         20,269,300
                                                            1.38             12/01/04               12,080,000         12,667,230
Citigroup, Inc.                                         1.33 - 1.55          02/06/04              125,000,000        125,513,145
                                                            1.35             03/15/04               10,060,000         10,149,624
Deutsche Bank NY                                            1.15             07/02/04               75,000,000         75,000,000
                                                            1.15             08/10/04               50,000,000         50,000,000
General Electric Capital Corporation                     1.19 -1.31          04/23/04               45,000,000         45,565,688
Heller Financial, Inc.                                  1.31 - 1.32          03/19/04               17,175,000         17,345,152
JP Morgan & Co., Inc.                                   1.34 - 1.58          02/25/04               45,885,000         46,178,748
                                                            1.18             02/27/04               34,052,000         34,272,261
Merrill Lynch & Co., Inc.                               1.03 - 1.15          05/07/04               41,500,000         42,126,579
Morgan Stanley, Dean Witter & Co.                           1.42             01/20/04               15,875,000         15,909,450
SBC Communciations, Inc.                                    1.25             06/05/04               50,000,000         50,626,770
Wells Fargo & Company                                   0.98 - 1.36          07/15/04               43,610,000         44,861,321
Wells Fargo Financial                                       1.24             05/03/04               20,745,000         21,036,372
                                                                                                                 ----------------
                                                                                                                      728,812,720
                                                                                                                 ----------------
PROMISSORY NOTES - 0.6%
Goldman Sachs Group, Inc.+                                  1.59             01/05/04               25,000,000         25,000,000
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 12.1%
Federal Home Loan Bank                                      1.25             07/02/04               25,000,000         25,000,000
                                                            1.33             11/09/04               25,000,000         24,715,257
Federal National Mortgage Association                   1.13 - 1.15          02/04/04               50,000,000         49,946,379
                                                            1.45             02/13/04               23,603,000         23,703,338
                                                            1.18             05/12/04               17,000,000         16,927,070
                                                            1.28             06/15/04               25,000,000         25,192,952
                                  {::}                      1.17             07/01/04               35,000,000         34,795,872
                                                            1.20             07/07/04               50,000,000         49,689,278
                                                            1.15             08/15/04               15,000,000         15,495,150
                                                            1.20             08/23/04               45,000,000         45,000,000
                                                        1.34 - 1.38          09/15/04               45,363,000         46,038,588
                                                            1.40             09/17/04               10,000,000          9,900,333
                                                            1.35             10/19/04               15,000,000         15,000,000
                                                            1.31             11/12/04               35,000,000         34,603,683
                                                            1.50             11/16/04               40,000,000         40,000,000
                                                            1.42             11/30/04               35,000,000         35,006,180
                                                            1.52             01/19/05               50,000,000         49,995,026
                                                                                                                 ----------------
                                                                                                                      541,009,106
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 1.1%
Federal Home Loan Bank                                      1.01             01/02/04               25,000,000         25,000,000
Federal National Mortgage Association                       1.08             03/11/04               25,000,000         24,994,036
                                                                                                                 ----------------
                                                                                                                       49,994,036
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 2.2%
ABN AMRO Bank NY                                            1.40             10/21/04               50,000,000         50,000,000
Canadian Imperial Bank of Commerce NY                       1.39             11/22/04               47,500,000         47,495,758
                                                                                                                 ----------------
                                                                                                                       97,495,758
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.


                                                      MERRIMAC CASH PORTFOLIO
                                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS - 3.4%
Fifth Third Bank                                           0.91%             01/02/04       $      102,000,000   $    102,000,000
Societe Generale NY                                         0.94             01/02/04               50,000,000         50,000,000
                                                                                                                 ----------------
                                                                                                                      152,000,000
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 2.9%
CNH Equipment Trust 2003-B A1                               1.23             01/02/04               47,656,593         47,656,593
General Electric Commercial Equipment Financing LLC
  2003-1 A1                                                 1.11             01/21/04               12,760,661         12,760,661
Honda Auto Receivables Owners Trust 2003-3 A1               1.11             04/21/04               40,333,014         40,333,014
USAA Auto Owner Trust 2003-1 A1                             1.05             01/09/04                8,657,752          8,657,752
Whole Loan Auto Trust 2003 -1 A1                            1.11             01/09/04               21,108,681         21,108,681
                                                                                                                 ----------------
                                                                                                                      130,516,701
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 1.8%
Federated Prime Obligations Fund                                                                     3,453,785          3,453,785
One Group Institutional Prime Money Market Fund=/=                                                  74,994,021         74,994,021
                                                                                                                 ----------------
                                                                                                                       78,447,806
                                                                                                                 ----------------

                                                                                                   PAR
                                                                                                  VALUE
                                                                                            ------------------
REPURCHASE AGREEMENTS - 5.6%
Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 11/05/04, interest
receivable at December 31, 2003 of $456,875,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 4.65%
and maturities ranging from 01/05/04 to 11/04/10,
with an aggregate market value of $153,000,991.             1.29             01/07/04       $      150,000,000        150,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 12/13/04, interest
receivable at December 31, 2003 of $203,667,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 8.50%
and maturities ranging from 03/01/17 to 01/01/34,
with an aggregate market value of $102,000,001.             1.56             01/07/04              100,000,000        100,000,000
                                                                                                                 ----------------
                                                                                                                      250,000,000
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.4%                                                                       4,472,720,835

Other assets and liabilities, net - (0.4%)                                                                            (18,387,103)
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  4,454,333,732
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

*      Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+      Illiquid security

{::}   All or a portion of security is a forward commitment.

=/=    All or a portion of this security is segregated to cover forward commitments.

    The accompanying notes are an integral part of the financial statements.


                                                     MERRIMAC PRIME PORTFOLIO
                                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 57.7%
ABN AMRO NA Finance                                        1.07%             01/26/04       $        4,700,000   $      4,696,507
Amstel Funding Corporation                                  1.11             01/15/04                1,628,000          1,627,297
Amsterdam Funding Corporation                               1.08             01/14/04                6,000,000          5,997,660
Atlantic Asset Securitization Corporation                   1.10             01/16/04                5,000,000          4,997,708
Banque Generale Du Luxembourg                               1.08             01/15/04                5,000,000          4,997,900
Barton Capital Corporation                                  1.08             01/16/04                6,000,000          5,997,300
Beta Finance, Inc.                                          1.08             01/07/04                6,000,000          5,998,920
Blue Ridge Asset Funding Corporation                        1.09             01/05/04                6,000,000          5,999,273
Caisse Nationale Des Caisses D' Epangne                     1.09             03/09/04                6,000,000          5,987,647
Ciesco LP                                                   1.09             01/26/04                6,000,000          5,995,458
Deer Park Refining LP                                       1.15             01/15/04                6,000,000          6,000,000
Den Norske Bank ASA                                         1.11             01/08/04                3,500,000          3,499,245
HBOS Treasury Services PLC                              1.09 - 1.10          02/24/04                4,100,000          4,093,343
Ivory Funding Corporation                                   1.09             01/12/04                6,000,000          5,998,002
Links Finance LLC                                           1.09             01/08/04                6,000,000          5,998,728
Preferred Receivables Funding Corporation                   1.09             01/06/04                6,000,000          5,999,092
Rabobank USA Financial Corporation                          1.03             01/30/04                2,900,000          2,897,594
Sheffield Receivables Corporation                           1.09             01/14/04                6,000,000          5,997,639
Sigma Finance Corporation                                   1.09             02/26/04                2,000,000          1,996,609
                                                            1.09             03/16/04                4,000,000          3,990,917
Svenska Handelsbank, Inc.                                   1.08             01/26/04                6,000,000          5,995,479
Tulip Funding Corporation                                   1.09             01/09/04                6,000,000          5,998,547
Yorktown Capital LLC                                        1.08             01/07/04                4,756,000          4,755,144
                                                                                                                 ----------------
                                                                                                                      115,516,009
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 16.1%
Bank One Corporation                                        1.14             02/20/04                1,000,000          1,000,441
Bayerische Landesbank Girozentrale NY                       1.13             03/22/04                3,500,000          3,500,347
Canadian Imperial Bank of Commerce NY                       1.00             01/02/04                3,000,000          3,000,676
Citigroup Global Markets                                    1.12             01/22/04                2,500,000          2,503,717
Citigroup, Inc.                                             1.12             01/09/04                2,750,000          2,751,447
Household Finance Corporation                               1.14             01/23/04                5,000,000          5,012,182
                                                            1.14             01/26/04                1,000,000          1,002,466
Morgan Stanley, Dean Witter & Co.                           1.08             01/02/04                5,000,000          5,004,326
Royal Bank of Canada                                        1.15             01/12/04                1,000,000          1,000,000
Societe Generale NY                                         1.10             01/27/04                5,000,000          4,999,633
Suntrust Banks                                              1.10             01/12/04                2,500,000          2,501,048
                                                                                                                 ----------------
                                                                                                                       32,276,283
                                                                                                                 ----------------
CORPORATE DEBT - 12.7%
Bank of America Corporation                             0.99 - 1.30          06/15/04                2,500,000          2,561,322
Bank One Corporation                                    0.97 - 1.19          02/17/04                2,670,000          2,685,341
Bayerische Landesbank Girozentrale NY                       1.23             07/20/04                2,000,000          2,041,215
General Electric Capital Corporation                        0.98             04/23/04                1,500,000          1,520,200
Heller Financial, Inc.                                      0.97             03/19/04                3,300,000          3,335,193
International Bank of Reconstruction & Development          1.37             10/22/04                2,500,000          2,542,540
Merrill Lynch & Co., Inc.                                   1.25             04/06/04                1,388,000          1,405,466
                                                            1.15             05/07/04                3,000,000          3,044,548
Wells Fargo Financial                                       0.98             04/01/04                5,000,000          5,076,730
                                                            0.98             05/03/04                1,100,000          1,116,397
                                                                                                                 ----------------
                                                                                                                       25,328,952
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.


                                                     MERRIMAC PRIME PORTFOLIO
                                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 3.4%
Federal Home Loan Bank                                     1.44%             10/15/04       $        1,500,000   $      1,525,524
Federal National Mortgage Association                       1.10             01/05/04                5,362,500          5,361,844
                                                                                                                 ----------------
                                                                                                                        6,887,368
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 8.1%
Federal Home Loan Bank                                      1.05             01/06/04                1,310,000          1,309,987
Federal National Mortgage Association                       1.05             01/02/04               15,000,000         14,994,993
                                                                                                                 ----------------
                                                                                                                       16,304,980
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 1.3%
Canadian Imperial Bank of Commerce NY                       1.39             11/22/04                2,500,000          2,499,777
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 0.5%
Federated Prime Obligations Fund                                                                       106,020            106,020
One Group Institutional Prime Money Market Fund                                                        857,017            857,017
                                                                                                                 ----------------
                                                                                                                          963,037
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                                                                          199,776,406

Other assets and liabilities, net - 0.2%                                                                                  406,675
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $    200,183,081
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                YIELD TO                   PAR
                                MATURITY     MATURITY     VALUE        VALUE

--------------------------------------------------------------------------------
TREASURY OBLIGATIONS - 92.8%
U.S. Treasury Bills               0.90%      01/02/04  $25,000,000  $ 24,999,389
                                  0.96       01/08/04   15,000,000    14,997,251
                                  0.95       01/15/04   10,000,000     9,996,383
                                  0.92       01/22/04   20,000,000    19,989,442
                                  0.84       01/29/04   20,000,000    19,987,167
                                  0.94       02/05/04   25,000,000    24,977,639
                               0.95 - 1.04   02/12/04   35,000,000    34,959,978
                                  0.94       02/19/04   30,000,000    29,962,433
                                  0.92       03/04/04   10,000,000     9,984,163
                               0.88 - 0.92   04/01/04   50,000,000    49,888,082
                                  1.05       05/06/04   25,000,000    24,910,313
U.S. Treasury Notes               1.05       04/30/04   15,000,000    15,113,860
                                                                    ------------
                                                                     279,766,100
                                                                    ------------

                                                         SHARES
                                                       -----------
MUTUAL FUNDS - 7.2%
Dreyfus Treasury Prime Cash
  Fund                                                   8,347,722     8,347,722
Nations Treasury Reserves
  Money Market Fund                                     13,452,735    13,452,735
                                                                    ------------
                                                                      21,800,457
                                                                    ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                        301,566,557

Other assets and liabilities, net - 0.0%                                  36,642
                                                                    ------------

NET ASSETS - 100.0%                                                 $301,603,199
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PLUS PORTFOLIO
                    SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
-----------------------------------------------------------------------------------

                                YIELD TO                  PAR
                                MATURITY  MATURITY       VALUE           VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 100.0%

Bear Stearns Repurchase
Agreement, dated 12/31/03,
with a maturity value of
$200,011,111, collateralized
by U.S. Government Agency
Obligations with rates ranging
from 0.00% to 5.88% and
maturities ranging from
01/07/04 to 03/21/11, with an
aggregate market value of
$204,875,894.                     1.00    01/02/04   $ 200,000,000  $   200,000,000

Deutsche Bank Repurchase
Agreement, dated 12/31/03,
with a maturity value of
$225,010,625, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 6.38% and maturities
ranging from 05/31/04 to
08/15/27, with an aggregate
market value of $229,500,309.     0.85    01/02/04     225,000,000      225,000,000

First Union Bank Repurchase
Agreement, dated 12/31/03,
with a maturity value of
$275,012,986, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 12.00% and maturities
ranging from 01/02/04 to
08/15/29, with an aggregate
market value of $280,500,429.     0.85    01/02/04     275,000,000      275,000,000

JP Morgan Repurchase
Agreement, dated 12/31/03,
with a maturity value of
$201,174,458, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 1.63% and maturities
ranging from 02/05/04 to
09/30/05, with an aggregate
market value of $205,190,585.     0.80    01/02/04     201,165,518      201,165,518

Merrill Lynch Repurchase
Agreement, dated 12/31/03,
with a maturity value of
$240,012,667, collateralized
by U.S. Treasury Obligations
with rates ranging from 4.75%
to 7.50% and maturities
ranging from 02/15/05 to
11/15/08, with an aggregate
market value of $244,801,205.     0.95    01/02/04     240,000,000      240,000,000

Morgan Stanley Repurchase
Agreement, dated 12/31/03,
with a maturity value of
$200,008,889, collateralized
by a U.S. Treasury Obligation
with a rate of 7.125% and a
maturity of 02/15/23, with an
aggregate market value of
$204,000,879.                     0.80    01/02/04     200,000,000      200,000,000
                                                                    ---------------
                                                                      1,341,165,518
                                                                    ---------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                         1,341,165,518

Other assets and liabilities, net - (0.0%)                                 (137,193)
                                                                    ---------------

NET ASSETS - 100.0%                                                 $ 1,341,028,325
                                                                    ===============

    The accompanying notes are an integral part of the financial statements.


                                                MERRIMAC U.S. GOVERNMENT PORTFOLIO
                                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 43.0%
Federal Home Loan Bank                                     1.02%             03/12/04       $       10,000,000   $      9,979,883
                                                            1.25             07/02/04               15,000,000         15,000,000
Federal Home Loan Mortgage Corporation                      1.22             01/08/04                2,347,000          2,346,449
                                      =/=                   1.43             01/15/04                5,000,000          5,003,428
Federal National Mortgage Association                       1.42             02/05/04                5,000,000          5,018,988
                                                        1.18 - 1.28          02/06/04               10,000,000          9,987,824
                                                            1.45             02/13/04               10,000,000         10,042,316
                                                            1.04             03/24/04               32,000,000         31,923,272
                                  {::}                  1.12 - 1.19          04/01/04               26,152,000         26,076,523
                                                            1.21             05/14/04               10,000,000         10,160,383
                                                            1.25             06/15/04                5,455,000          5,497,848
                                  {::}                      1.16             07/01/04                5,000,000          4,971,322
                                                        1.15 - 1.35          08/15/04               21,520,000         22,215,852
                                                            1.19             08/20/04                7,210,000          7,154,708
                                                            1.20             08/23/04                5,000,000          5,000,000
                                                            1.32             09/13/04                5,000,000          4,953,066
                                                            1.29             09/15/04                2,000,000          2,030,812
                                                            1.38             09/17/04                5,028,000          4,977,888
                                                            1.35             10/19/04               10,000,000         10,000,000
                                                            1.29             11/12/04                5,000,000          4,943,384
                                                            1.50             11/16/04               14,000,000         14,000,000
                                                            1.51             11/30/04                1,525,000          1,525,269
                                                                                                                 ----------------
                                                                                                                      212,809,215
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 34.6%
Federal Home Loan Bank                                  1.01 - 1.23          01/02/04              135,600,000        135,599,985
                                                            1.05             01/06/04                3,500,000          3,499,984
                                                            1.02             02/27/04               25,000,000         24,994,868
Federal National Mortgage Association                       1.01             01/27/04                7,495,000          7,493,352
                                                                                                                 ----------------
                                                                                                                      171,588,189
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 4.1%
Federated Government Obligation Money Market
  Fund=/=                                                                                           14,667,680         14,667,680
Goldman Sachs Financial Square Government Fund=/=                                                    5,726,582          5,726,582
                                                                                                                 ----------------
                                                                                                                       20,394,262
                                                                                                                 ----------------

                                                                                                   PAR
                                                                                                  VALUE
                                                                                            ------------------
REPURCHASE AGREEMENTS - 22.2%
Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 11/05/04, interest
receivable at December 31, 2003 of $152,292,
collateralized by U.S. Government Agency
Obligations with rates ranging from 2.25% to 5.75%
and maturities ranging from 12/15/05 to 05/15/12,
with an aggregate market value of $51,001,255.              1.29             01/07/04       $       50,000,000         50,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 12/13/04, interest
receivable at December 31, 2003 of $50,917,
collateralized by U.S. Government Agency
Obligations with rates ranging from 2.25% to 5.75%
and maturities ranging from 12/15/05 to 05/15/12,
with an aggregate market value of $25,500,627.              1.56             01/07/04               25,000,000         25,000,000

    The accompanying notes are an integral part of the financial statements.


                                                MERRIMAC U.S. GOVERNMENT PORTFOLIO
                                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Morgan Stanley Repurchase Agreement, dated
12/31/03, with a maturity value of $35,001,750,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 8.00%
and maturities ranging from 07/15/27 to 12/01/32,
with an aggregate market value of $36,050,000.             0.90%             01/02/04       $       35,000,000   $     35,000,000
                                                                                                                 ----------------
                                                                                                                      110,000,000
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 103.9%                                                                         514,791,666

Other assets and liabilities, net - (3.9%)                                                                            (19,167,245)
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $    495,624,421
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

   * Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

 =/= All or a portion of this security is segregated to cover forward commitments.

{::} All or a portion of security is a forward commitment.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE

-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 66.3%
ALASKA - 3.3%
Valdez Marine Terminal Revenue
  Bond, BP Pipelines, Inc.
  Project                          1.30%  01/02/04   $ 3,550,000  $   3,550,000
Valdez Marine Terminal Revenue
  Bond, Exxon Pipeline Co.
  Project                          1.22   01/02/04     4,800,000      4,800,000
                                                                  -------------
                                                                      8,350,000
                                                                  -------------
CALIFORNIA - 2.0%
California State Department of
  Water Resources Power, LOC:
  BNP Paribas                      1.33   01/02/04     5,000,000      5,000,000
                                                                  -------------
COLORADO - 3.0%
Colorado Housing & Finance
  Authority, Insurer: FNMA         1.08   01/07/04     7,600,000      7,600,000
                                                                  -------------
                                                                      7,600,000
                                                                  -------------
CONNECTICUT - 3.5%
Connecticut State                  1.18   01/02/04     4,600,000      4,600,000
Connecticut State Health &
  Educational Facilities
  Authority Revenue Bond, Yale
  University, Series T-2, LOC:
  Dexia Credit Local de France     1.12   01/02/04     3,450,000      3,450,000
Connecticut State Health &
  Educational Facilities
  Authority Revenue Bond, Yale
  University, Series U2, LOC:
  Dexia Credit Local de France     1.25   01/07/04       650,000        650,000
                                                                  -------------
                                                                      8,700,000
                                                                  -------------
ILLINOIS - 3.1%
Chicago O'Hare International
  Airport, Second Lien, Series
  B, LOC: Societe Generale         1.07   01/07/04     3,560,000      3,560,000
Illinois Health Facilities
  Authority, Resurrection
  Health Care Corporation,
  Series B, LOC: Bank One N.A.
  Illinois, Insurer: FSA           1.30   01/02/04     2,600,000      2,600,000
Illinois Health Facilities
  Authority, St. Lukes Medical
  Center Obligation, Series B,
  Rush Presbyterian Hospital,
  SPA: First National Bank,
  Insurer: MBIA                    1.12   01/07/04     1,500,000      1,500,000
                                                                  -------------
                                                                      7,660,000
                                                                  -------------
INDIANA - 0.8%
Miami County Industrial
  Economic Development
  Authority, Dukes Memorial
  Hospital, LOC: Wells Fargo
  Bank NA                          1.30   01/02/04     2,000,000      2,000,000
                                                                  -------------
KENTUCKY - 1.4%
Kentucky Economic Development
  Finance Authority, Baptist
  Healthcare Authority, Series
  C, SPA: National City Bank
  Kentucky, Insurer: MBIA          1.30   01/02/04     3,500,000      3,500,000
                                                                  -------------
MARYLAND - 2.8%
Maryland State Health & Higher
  Educational Facilities
  Authority, Pooled Loan
  Program, Series A, LOC: Bank
  One N.A.                         1.09   01/07/04     6,900,000      6,900,000
                                                                  -------------
MASSACHUSETTS - 7.9%
Boston Water & Sewer, LOC:
  State Street Bank & Trust
  Co.                              1.15   01/02/04     5,550,000      5,550,000
Massachusetts Health &
  Educational Facilities
  Authority, Capital Asset
  Program, Series C, LOC:
  State Street Bank & Trust
  Co., Insurer: MBIA               1.26   01/02/04     5,525,000      5,525,000
Massachusetts State, Central
  Artery Project                   1.30   01/02/04     1,500,000      1,500,000
Massachusetts State, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale                     1.25   01/02/04     7,100,000      7,100,000
                                                                  -------------
                                                                     19,675,000
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE

-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
MICHIGAN - 1.5%
Detroit Water Supply Systems,
  Insurer: FGIC                    1.12%  01/07/04   $ 1,000,000  $   1,000,000
Michigan State Housing
  Development Authority,
  Insurer: MBIA                    1.22   01/02/04     2,800,000      2,800,000
                                                                  -------------
                                                                      3,800,000
                                                                  -------------
MINNESOTA - 3.1%
Coon Rapids Hospital Revenue
  Bond, LOC: Wells Fargo Bank
  NA                               1.15   01/07/04     3,800,000      3,800,000
Hennepin County, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale                     1.15   01/02/04        65,000         65,000
Minneapolis Convention Center      1.15   01/02/04     3,065,000      3,065,000
Minneapolis, Series A              1.15   01/02/04       190,000        190,000
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, LOC: Wells Fargo
  Bank NA                          1.15   01/07/04       500,000        500,000
                                                                  -------------
                                                                      7,620,000
                                                                  -------------
MISSISSIPPI - 1.0%
Jackson County Port Facility
  Revenue Bond, Chevron USA
  Inc.
  Project                          1.30   01/02/04     2,550,000      2,550,000
                                                                  -------------
MISSOURI - 2.8%
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series A, SPA:
  JP Morgan Chase Bank             1.28   01/02/04       600,000        600,000
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series B, SPA:
  JP Morgan Chase Bank             1.28   01/02/04     6,400,000      6,400,000
                                                                  -------------
                                                                      7,000,000
                                                                  -------------
NEVADA - 0.4%
Clark County School District,
  Series A, SPA: State Street
  Bank & Trust Co., Insurer:
  FSA                              1.22   01/02/04       905,000        905,000
                                                                  -------------
NEW JERSEY - 0.8%
New Jersey Economic
  Development Authority, SPA:
  Bank of New York, Insurer:
  AMBAC                            1.26   01/02/04     2,110,000      2,110,000
                                                                  -------------
NEW MEXICO - 0.5%
Hurley Pollution Control
  Revenue Bond, Updates -
  Kennecott-Santa Fe               1.30   01/02/04     1,200,000      1,200,000
                                                                  -------------
NEW YORK - 9.0%
New York City, LOC: JP Morgan
  Chase Bank                       1.35   01/02/04     5,000,000      5,000,000
                                   1.05   01/07/04     5,000,000      5,000,000
New York Local Government
  Assistance Corporation, LOC:
  Societe Generale                 1.05   01/07/04     7,480,000      7,480,000
New York State Housing Finance
  Agency Revenue Bond              1.08   01/07/04     4,900,000      4,900,000
                                                                  -------------
                                                                     22,380,000
                                                                  -------------
NORTH CAROLINA - 0.6%
North Carolina State, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale                     1.05   01/07/04     1,500,000      1,500,000
                                                                  -------------
OHIO - 4.1%
Cleveland Income Tax Revenue
  Bond                             1.07   01/07/04     4,015,000      4,015,000
Clevelend Airport Authority
  Revenue Bond, Insurer: FSA       1.25   01/02/04     6,100,000      6,100,000
                                                                  -------------
                                                                     10,115,000
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE

-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
PENNSYLVANIA - 1.0%
Delaware County Industrial
  Development Authority,
  Recovery Facility, Series G      1.08%  01/07/04   $   900,000  $     900,000
Delaware County Industrial
  Development Authority,
  Resource Recovery
  Facility/General Electric
  Capital Corp. Project            1.08   01/07/04     1,400,000      1,400,000
Lehigh County Industrial
  Development Authority,
  Allegheny Electric Co-op,
  Inc., Series A, LOC:
  Rabobank Nederland               1.15   01/07/04        90,000         90,000
                                                                  -------------
                                                                      2,390,000
                                                                  -------------
SOUTH DAKOTA - 0.4%
Lower Brule Sioux Tribe, LOC:
  Wells Fargo Bank NA              1.30   01/02/04     1,000,000      1,000,000
                                                                  -------------
TEXAS - 3.2%
Harris County Health
  Facilities Development
  Authority, Texas Childrens
  Hospital, Series B-1, SPA:
  JP Morgan Chase Bank,
  Insurer: MBIA                    1.30   01/02/04     4,850,000      4,850,000
Southwest Higher Educational
  Authority, Southern
  Methodist University Project     1.30   01/02/04     3,250,000      3,250,000
                                                                  -------------
                                                                      8,100,000
                                                                  -------------
UTAH - 1.2%
Salt Lake County Pollution
  Control Bond, Station
  Holdings/BP PLC Project          1.30   01/02/04     3,000,000      3,000,000
                                                                  -------------
VIRGINIA - 0.5%
Peninsula Ports Authority Coal
  Terminal Revenue Bond,
  Dominion Terminal Project,
  Series D, LOC: U.S. Bank and
  Trust NA                         1.30   01/02/04     1,300,000      1,300,000
                                                                  -------------
WASHINGTON - 6.3%
Washington Public Power Supply
  System                           1.07   01/07/04     1,900,000      1,900,000
Washington Public Power Supply
  System, Series 1A-1, LOC:
  Bank of America NA               1.10   01/07/04     6,225,000      6,225,000
Washington State, Series 96 B,
  SPA: Landesbank
  Hessen-Thueringen
  Girozentrale                     1.00   01/07/04     7,500,000      7,500,000
                                                                  -------------
                                                                     15,625,000
                                                                  -------------
WYOMING - 2.1%
Lincoln County Pollution
  Control Revenue Bond, Exxon
  Mobil Corp. Project              1.22   01/02/04       300,000        300,000
Sublette County Pollution
  Control Revenue Bond, Exxon
  Mobil Corp. Project              1.22   01/02/04     5,065,000      5,065,000
                                                                  -------------
                                                                      5,365,000
                                                                  -------------
                                                                    165,345,000
                                                                  -------------
FIXED RATE DEMAND NOTES - 30.8%
ALABAMA - 3.5%
Montgomery Industrial
  Development Bond                 1.00   01/14/04     8,600,000      8,600,000
                                                                  -------------
ALASKA - 0.6%
Alaska Housing Finance
  Corporation, SPA: Dexia
  Credit Local de France,
  Insurer: FSA                     1.17   12/01/04     1,500,000      1,500,000
                                                                  -------------
COLORADO - 1.6%
Colorado State General Fund
  Revenue Bond                     0.83   06/25/04     4,000,000      4,017,542
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE

-------------------------------------------------------------------------------
FIXED RATE DEMAND NOTES (CONTINUED)
DISTRICT OF COLUMBIA - 1.2%
District of Columbia, American
  National Red Cross, LOC:
  Bank One N.A.                    0.97%  01/14/04   $ 3,000,000  $   3,000,000
                                                                  -------------
FLORIDA - 1.8%
Jacksonville Electric
  Authority                        0.94   02/04/04     4,500,000      4,500,000
                                                                  -------------
GEORGIA - 2.2%
Development Authority of Burke
  County, Oglethorpe Power
  Corporation, SPA: Rabobank
  Nederland, Insurer: AMBAC        1.05   01/08/04     5,500,000      5,500,000
                                                                  -------------
IDAHO - 1.6%
Idaho State                        0.80   06/30/04     4,000,000      4,023,545
                                                                  -------------
NEBRASKA - 3.4%
Lincoln Electrical Systems         0.98   01/07/04     4,000,000      4,000,000
Omaha Public Power District        1.05   01/06/04     4,500,000      4,500,000
                                                                  -------------
                                                                      8,500,000
                                                                  -------------
NEW MEXICO - 2.0%
New Mexico State                   0.80   06/30/04     5,000,000      5,011,034
                                                                  -------------
TEXAS - 8.8%
Austin, LOC: Chase, Bayerische
  Landesbank                       1.00   01/07/04     2,000,000      2,000,000
                                   1.00   01/14/04     3,756,000      3,756,000
North Central Health
  Facilities Development
  Authority, Methodist
  Hospital of Dallas, Insurer:
  AMBAC                            0.98   01/07/04     6,000,000      6,000,000
Texas State Tax & Revenue
  Anticipation Notes               1.10   08/31/04    10,000,000     10,057,550
                                                                  -------------
                                                                     21,813,550
                                                                  -------------
UTAH - 0.9%
Intermountain Power Agency
  Power Supply Revenue Bond,
  Insurer: AMBAC                   1.05   01/06/04     2,300,000      2,300,000
                                                                  -------------
VIRGINIA - 1.6%
Peninsula Ports Authority Coal
  Terminal Revenue Bond,
  Dominion Terminal Project,
  Series D, LOC: U.S. Bank and
  Trust NA                         1.05   01/08/04     4,000,000      4,000,000
                                                                  -------------
WISCONSIN - 1.6%
Wisconsin State                    1.00   01/07/04     2,000,000      2,000,000
                                   0.94   02/04/04     2,000,000      2,000,000
                                                                  -------------
                                                                      4,000,000
                                                                  -------------
                                                                     76,765,671
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       SHARES         VALUE

-------------------------------------------------------------------------------
MUTUAL FUNDS - 2.8%
Goldman Sachs Financial Square
  Tax Free Money Market Fund                             244,714  $     244,714
SEI Tax-Exempt Trust Money
  Market Fund                                          6,709,174      6,709,174
                                                                  -------------
                                                                      6,953,888
                                                                  -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.9%                        249,064,559

Other assets and liabilities, net - 0.1%                                328,881
                                                                  -------------

NET ASSETS - 100.0%                                               $ 249,393,440
                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

LOC - Letter of Credit

SPA - Standby Purchase Agreement

AMBAC - AMBAC Financial Group, Inc.

FSA - Financial Security Assurance Holdings Ltd.

MBIA - MBIA Insurance Corp.

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

    The accompanying notes are an integral part of the financial statements.


                                               MERRIMAC MASTER PORTFOLIO
                                          STATEMENTS OF ASSETS AND LIABILITIES
                                                   DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------
                               CASH           PRIME        TREASURY     TREASURY PLUS  U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                           -------------  -------------  -------------  -------------  ---------------  --------------
ASSETS
    Investments, at value
      (Note 1)             $4,222,720,835 $199,776,406   $301,566,557   $         --   $ 404,791,666    $249,064,559
    Repurchase agreements   250,000,000             --             --   1,341,165,518    110,000,000              --
    Cash                        785,431         22,431             --             --         436,067              --
    Interest receivable      16,347,191        405,648         98,836         32,609       1,576,106         396,432
    Prepaid expenses             82,581         26,334          9,821         19,773          10,319           3,732
                           ------------   ------------   ------------   ------------   -------------    ------------
        Total assets       4,489,936,038   200,230,819    301,675,214   1,341,217,900    516,814,158     249,464,723
                           ------------   ------------   ------------   ------------   -------------    ------------
LIABILITIES
    Management fee
      payable (Note 2)          664,814         28,887         42,559        157,572          69,087          37,874
    Payable for
      when-issued
      securities             34,795,872             --             --             --      21,087,161              --
    Accrued expenses            141,620         18,851         29,456         32,003          33,489          33,409
                           ------------   ------------   ------------   ------------   -------------    ------------
        Total liabilities    35,602,306         47,738         72,015        189,575      21,189,737          71,283
                           ------------   ------------   ------------   ------------   -------------    ------------

NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS                $4,454,333,732 $200,183,081   $301,603,199   $1,341,028,325 $ 495,624,421    $249,393,440
                           ============   ============   ============   ============   =============    ============

    The accompanying notes are an integral part of the financial statements.

                                                    MERRIMAC SERIES
                                                STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------
                                                                        TREASURY
                               CASH           PRIME        TREASURY       PLUS       U.S. GOVERNMENT       MUNICIPAL
                             PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO          PORTFOLIO
                           -----------     ----------     ----------    ----------    ------------        ----------
                                          FOR THE PERIOD
                                          JUNE 20, 2003
                                         (COMMENCEMENT OF
                             YEAR ENDED   OPERATIONS) TO   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                               2003            2003           2003           2003           2003           2003
                            -----------     ----------     ----------     ----------     ----------      ----------
INCOME
    Interest and
      dividends             $65,896,140     $1,111,923     $3,795,723     $8,436,883     $7,108,698      $2,133,926
                            -----------     ----------     ----------     ----------     ----------      ----------
EXPENSES
    Management fees (Note
      2)                      8,362,114        178,001        598,590      1,333,552        971,903         365,013
    Audit                        51,517          9,473         16,933         21,032         23,609          10,213
    Transaction fees             27,476          3,410          2,771          6,730          4,250           4,742
    Legal                       143,104          9,473          7,697          8,413         18,887           8,754
    Insurance                    79,483            488          6,367          6,649          6,253           3,623
    Interest expense                 --             --             --             --             --           2,021
    Trustees fees and
      expenses                   41,214            189          4,618          3,365          5,666           2,918
    Line of credit fee          180,319          6,635         14,445         15,085         14,188           8,218
    Miscellaneous                37,779         26,524         11,545         11,777          8,499             729
                            -----------     ----------     ----------     ----------     ----------      ----------
        Total expenses        8,923,006        234,193        662,966      1,406,603      1,053,255         406,231
                            -----------     ----------     ----------     ----------     ----------      ----------

NET INVESTMENT INCOME        56,973,134        877,730      3,132,757      7,030,280      6,055,443       1,727,695

NET REALIZED GAIN (LOSS)
  ON INVESTMENTS                 53,724          1,972          2,500             --         (5,252)             --
                            -----------     ----------     ----------     ----------     ----------      ----------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS    $57,026,858     $  879,702     $3,135,257     $7,030,280     $6,050,191      $1,727,695
                            ===========     ==========     ==========     ==========     ==========      ==========

    The accompanying notes are an integral part of the financial statements.


                                                  MERRIMAC MASTER PORTFOLIO
                                             STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

                                      CASH PORTFOLIO                PRIME PORTFOLIO             TREASURY PORTFOLIO
                           -------------------------------------   -----------------   -------------------------------------
                                                                    FOR THE PERIOD
                                                                     JUNE 20, 2003
                                                                   (COMMENCEMENT OF
                              YEAR ENDED          YEAR ENDED        OPERATIONS) TO        YEAR ENDED          YEAR ENDED
                           DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2003   DECEMBER 31, 2002
                           -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     56,973,134    $    105,908,081    $        877,730    $      3,132,757    $      6,954,275
    Net realized gain on
      investments                    53,724              23,595               1,972               2,500               9,710
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations             57,026,858         105,931,676             879,702           3,135,257           6,963,985
                           ----------------    ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions            33,193,949,024      39,814,205,397         200,026,747         673,201,995       1,404,374,639
    Withdrawals             (34,565,135,617)    (39,143,736,686)           (723,368)       (736,922,046)     (1,635,644,367)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
          (decrease) from
          investors'
          transactions       (1,371,186,593)        670,468,711         199,303,379         (63,720,051)       (231,269,728)
                           ----------------    ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS              (1,314,159,735)        776,400,387         200,183,081         (60,584,794)       (224,305,743)
NET ASSETS
    Beginning of period       5,768,493,467       4,992,093,080                  --         362,187,993         586,493,736
                           ----------------    ----------------    ----------------    ----------------    ----------------
    End of period          $  4,454,333,732    $  5,768,493,467    $    200,183,081    $    301,603,199    $    362,187,993
                           ================    ================    ================    ================    ================

    The accompanying notes are an integral part of the financial statements.

                                                        MERRIMAC MASTER PORTFOLIO
                                                  STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                             TREASURY PLUS PORTFOLIO               U.S. GOVERNMENT PORTFOLIO             MUNICIPAL PORTFOLIO
                       -----------------------------------     ---------------------------------    -----------------------------
                           YEAR ENDED          YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED      YEAR ENDED
                          DECEMBER 31,        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,    DECEMBER 31,
                             2003                2002               2003              2002              2003            2002
                       ---------------     ---------------     ---------------   ---------------    --------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS
OPERATIONS
    Net investment
    income             $     7,030,280     $     4,513,640     $     6,055,443   $     8,684,442    $    1,727,695  $   1,660,161
    Net realized
      gain (loss)
      on investments                --                  --              (5,252)           53,243                --             --
                       ---------------     ---------------     ---------------   ---------------    --------------  -------------
        Net increase
          in net assets
          from
          operations         7,030,280           4,513,640           6,050,191         8,737,685         1,727,695      1,660,161
                       ---------------     ---------------     ---------------   ---------------    --------------  -------------
TRANSACTIONS IN
  INVESTORS'
  BENEFICIAL
  INTEREST
    Contributions       10,876,927,863       1,529,455,198       2,319,338,251     2,236,445,434       416,318,831    131,647,441
    Withdrawals         (9,884,876,852)     (1,427,618,952)     (2,280,957,239)   (2,274,597,903)     (265,065,756)  (161,622,061)
                       ---------------     ---------------     ---------------   ---------------    --------------  -------------
        Net increase
          (decrease)
          from
          investors'
          transactions     992,051,011         101,836,246          38,381,012       (38,152,469)      151,253,075    (29,974,620)
                       ---------------     ---------------     ---------------   ---------------    --------------  -------------
NET INCREASE
  (DECREASE)
  IN NET ASSETS            999,081,291         106,349,886          44,431,203       (29,414,784)      152,980,770    (28,314,459)
NET ASSETS
    Beginning of
      period               341,947,034         235,597,148         451,193,218       480,608,002        96,412,670    124,727,129
                       ---------------     ---------------     ---------------   ---------------    --------------  -------------
    End of period      $ 1,341,028,325     $   341,947,034     $   495,624,421   $   451,193,218    $  249,393,440  $  96,412,670
                       ===============     ===============     ===============   ===============    ==============  =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               ANNUALIZED RATIOS TO AVERAGE
                                                        NET ASSETS
                                           -------------------------------------
                                                                   NET ASSETS
                                                        NET          END OF
PERIODS ENDED                    TOTAL       NET     INVESTMENT      PERIOD
DECEMBER 31,                  RETURN (1)   EXPENSES    INCOME    (000S OMITTED)
------------                  -----------  --------  ----------  ---------------

CASH PORTFOLIO
        2003                     1.17%      0.18%      1.16%     $     4,454,334
        2002                     1.87       0.18       1.87            5,768,493
        2001                     4.26       0.18       3.83            4,992,093
        2000                     6.34       0.19       6.34            1,098,004
        1999                     5.16       0.19       5.14            1,081,493

PRIME PORTFOLIO
        2003 (A)                 0.84       0.22       0.84              200,183

TREASURY PORTFOLIO
        2003                     0.87       0.19       0.89              301,603
        2002                     1.55       0.18       1.57              362,188
        2001                     3.80       0.18       3.60              586,494
        2000                     5.71       0.20       5.72              377,706
        1999                     4.51       0.21       4.49              179,329

TREASURY PLUS PORTFOLIO
        2003                     0.92       0.18       0.90            1,341,028
        2002                     1.52       0.19       1.53              341,947
        2001                     3.72       0.18       3.64              235,597
        2000                     6.04       0.20       6.03              280,633
        1999 (B)                 4.79       0.21       4.78              282,845

U.S. GOVERNMENT SECURITIES
  PORTFOLIO
        2003                     1.09       0.18       1.06              495,624
        2002                     1.76       0.18       1.77              451,193
        2001                     4.03       0.18       3.70              480,608
        2000                     6.08       0.21       6.06              186,613
        1999 (C)                 5.19       0.22       5.15              131,318

MUNICIPAL PORTFOLIO
        2003                     0.81       0.19       0.80              249,393
        2002                     1.24       0.19       1.23               96,413
        2001 (D)                 2.14       0.23       1.87              124,727

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period. Total return is computed on an annualized basis.

(A)  Commenced Operations June 20, 2003.

(B)  Commenced Operations January 22, 1999.

(C)  Commenced Operations June 29, 1999.

(D)  Commenced Operations April 19, 2001.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), collectively the "Portfolios", are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank & Trust Company ("Investors Bank") serves as

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

       custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

       Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio as of June 1, 2003, and to the Prime Portfolio, which commenced operations on June 20, 2003. For its services as investment sub-adviser, Lincoln receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000. Prior to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) ("Opus") served as the sub-adviser to the Cash Portfolio and the Government Portfolio. For its services as investment sub-adviser Opus received an annual fee paid by Investors Bank at the same rate currently paid to Lincoln.

       M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio.

       ABN AMRO Asset Management LLC ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. For its services as investment sub-advisor to the Municipal Portfolio ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule; 0.12% on the first $75,000,000 and 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000.

       The Portfolios do not pay a fee directly to the sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the year ended December 31, 2003 were aggregated as follows:

                                                                    COMBINED
                                                                 MATURITIES AND
                                                 PURCHASES           SALES
                                              ----------------  ----------------
         Cash Portfolio                       $ 70,528,116,081  $ 71,925,525,304
         Prime Portfolio                         1,874,803,623     1,674,588,626
         Treasury Portfolio                      2,233,421,892     2,292,977,249
         Treasury Plus Portfolio               188,983,053,808   187,983,894,370
         U.S. Government Portfolio              14,499,601,686    14,442,370,950
         Municipal Portfolio                       836,819,706       708,824,653

(4)   LINE OF CREDIT

       The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. The Municipal Portfolio had a balance of $25 million outstanding pursuant to the line of credit on January 1, 2003, which was paid off on January 2, 2003. None of the Portfolios had an outstanding balance at any other time during 2003.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and
Owners of Beneficial Interest of
Merrimac Master Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrimac Cash Portfolio, Merrimac Prime Portfolio, Merrimac Treasury Portfolio, Merrimac Treasury Plus Portfolio, Merrimac U.S. Government Portfolio and Merrimac Municipal Portfolio, six of the series comprising Merrimac Master Portfolio (the "Trust") as of December 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Merrimac Master Portfolio at December 31, 2003, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 6, 2004

                           MERRIMAC MASTER PORTFOLIO
                    SHAREHOLDERS MEETING RESULTS (UNAUDITED)
-------------------------------------------------------------------------------

A special meeting of the shareholders of the Merrimac Cash Portfolio (the "Cash Portfolio") and the Merrimac U.S. Government Portfolio (the "U.S. Government Portfolio"), each a series of the Merrimac Master Portfolio was held on September 16, 2003. The results of votes taken among shareholders on proposals are listed below.

PROPOSAL 1

To adopt an Investment Sub-Adviser Agreement between Investors Bank & Trust Company -- Advisory Division and Lincoln Capital Fixed Income Management Company, LLC.

                                     FOR             AGAINST         ABSTAIN
                              -----------------  ---------------  --------------
CASH PORTFOLIO                3,045,650,772.02       215,828.00   18,014,501.89
U.S. GOVERNMENT PORTFOLIO       363,333,287.13        92,068.00      380,440.00

PROPOSAL 2

To adopt a "Manager-of-Managers" arrangement.

                                     FOR             AGAINST         ABSTAIN
                              -----------------  ---------------  --------------
CASH PORTFOLIO                2,532,225,613.03   163,458,162.99   18,197,325.89
U.S. GOVERNMENT PORTFOLIO       346,757,587.13    16,667,768.00      380,440.00


                    BOARD OF TRUSTEE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The following is information regarding the Trustees and Officers of the Merrimac
Master Portfolio and the Merrimac Series.

                                                                                              NUMBER OF
                         POSITIONS HELD                                                     PORTFOLIOS IN
                         WITH THE TRUST      TERM OF OFFICE                                  FUND COMPLEX
 NAME, ADDRESS               AND THE         AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 AND AGE                 PORTFOLIO TRUST     TIME SERVED(1)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(2)
 -----------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
 FRANCIS J. GAUL, JR.    Trustee          Merrimac Master       Private Investor July            13
 200 Clarendon Street,                    Portfolio since       1997 -- present, Vice
 Boston, Massachusetts                    1996; Merrimac        President and Principal,
 02116                                    Series since 1998     Triad Investment
 Age: 60                                                        Management Company
                                                                (Registered Investment
                                                                Adviser) July 1996 --
                                                                May 1997.
 THOMAS E. SINTON        Trustee          Merrimac Master       Retired, Managing                13
 200 Clarendon Street,                    Portfolio since       Director, Corporate
 Boston, Massachusetts                    1996; Merrimac        Accounting Policy, April
 02116                                    Series since 1998     1993 -- October 1996 and
 Age: 71                                                        Consultant, January
                                                                1993 -- March 1996,
                                                                Bankers Trust Company.
 INTERESTED TRUSTEE AND OFFICERS(3)
 KEVIN J. SHEEHAN        Trustee          Merrimac Master       Chairman, Chief                  13
 200 Clarendon Street,                    Portfolio since       Executive Officer and
 Boston, Massachusetts                    1996; Merrimac        President of Investors
 02116                                    Series since 1998     Financial Services Corp.
 Age: 52                                                        and Investors Bank &
                                                                Trust Company, June 1995
                                                                to August 2001; Chairman
                                                                and Chief Executive
                                                                Officer of Investors
                                                                Financial Services Corp.
                                                                and Investors Bank &
                                                                Trust Company, August
                                                                2001 to present.
 PAUL J. JASINSKI        President and    Merrimac Master       Managing Director,               13
 200 Clarendon Street,   Chief Executive  Portfolio since       Investors Bank & Trust
 Boston, Massachusetts   Officer          1999; Merrimac        Company, 1990 --
 02116                                    Series since 2001     present; Director
 Age: 56                                                        November 1996 --
                                                                present, Investors
                                                                Bank & Trust --
                                                                Advisory Division.
 JOHN F. PYNE            Vice President,  Treasurer and Chief   Manager, Investors               13
 200 Clarendon Street,   Treasurer and    Financial Officer     Bank & Trust Company
 Boston, Massachusetts   Chief Financial  since 2002, Vice      2000 -- present.
 02116                   Officer          President since 2000  Assistant Treasurer,
 Age: 35                                                        State Street Bank
                                                                1992 -- 2000.
 DONALD F. COOLEY        Vice President   Merrimac Series       Director/Sales,                  13
 200 Clarendon Street,                    since 2001, Merrimac  Investors Bank & Trust
 Boston, Massachusetts                    Master Portfolio and  Company May 2001 --
 02116                                    Merrimac Funds since  present. Vice President,
 Age: 40                                  2003                  Credit Suisse First
                                                                Boston 1999 -- 2000.
                                                                Vice President, Citicorp
                                                                1988 -- 1998.
 SUSAN C. MOSHER         Secretary        Merrimac Master       Senior Director 2001 --          13
 200 Clarendon Street,                    Portfolio since       present, Director
 Boston, Massachusetts                    1997; Merrimac        1995 -- 2000, Mutual
 02116                                    Series since 1998     Fund Administration --
 Age: 48                                                        Legal Administration,
                                                                Investors Bank & Trust
                                                                Company.
 SANDRA I. MADDEN        Assistant        Since 1999            Senior Associate                 13
 200 Clarendon Street,   Secretary                              Counsel, Mutual Fund
 Boston, Massachusetts                                          Administration -- Legal
 02116                                                          Administration,
 Age: 37                                                        Investors Bank & Trust
                                                                Company, 1999 --
                                                                present; Associate,
                                                                Scudder Kemper
                                                                Investments, Inc.,
                                                                1996 -- 1999.

--------------------------------------------------------------------------------

(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(2)  Fund Complex consists of the Merrimac Master Portfolio, the Merrimac
     Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2003.
(3) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio and the Merrimac Series as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, parent company of Investment Bank &
     Trust Company -- Advisory Division, the investment adviser for the Merrimac
     Master Portfolio.

ITEM 2. CODE OF ETHICS.

    As of December 31, 2003, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2003, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 10(a).


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    The Registrant's Board of Trustees has determined that the Registrant has an audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Thomas E. Sinton, who is independent.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by the Registrant's accountant, Ernst & Young LLP, for the audit of the Registrant's annual financial statements for the fiscal years ending December 31, 2003 and 2002 were $60,400 and $56,900, respectively.
(b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2003 and 2002.
(c) TAX FEES: The aggregate fees billed to the Registrant for professional services rendered by Ernst & Young LLP for the review and signing of federal, state and excise tax returns for the fiscal years ending December 31, 2003 and 2002 were $11,600 and $10,100, respectively.
(d) ALL OTHER FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2003 and 2002.
(e) The Registrant's Audit Committee (the "Committee") will generally pre-approve all audit and non-audit services provided to the Registrant. In addition, the Committee has delegated to Mr. Thomas E. Sinton, a member of the Committee, the authority to pre-approve audit and non-audit services to be provided to the Registrant not to exceed $20,000 on an annual basis, and subject to subsequent report to the Committee. The Committee pre-approved all audit and non-audit services provided to the Registrant for the fiscal year ended December 31, 2003.
(f)  Not applicable.
(g) There were no non-audit fees billed to the Registrant by the Registrant's accountant, other than those described in item 4(c) above, for the fiscal years ended December 31, 2003 and 2002, respectively. Aggregate non-audit fees billed to the Investment Adviser by the Registrant's accountant were $324,300 and $330,640 for the fiscal years ended December 31, 2003 and 2002, respectively.
(h) The Registrant's audit committee considered whether the provision of non-audit services that were rendered to the registrant's investment adviser by the principal accountant were compatible with maintaining the principal accountant's independence.

ITEM 5.  LISTED COMPANY AUDIT COMMITTEES.

    The Registrant has an Audit Committee, which is comprised of all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees." Currently, Messrs. Francis J. Gaul, Jr. and Thomas E. Sinton comprise the Audit Committee. Mr. Sinton is the chairman of the Audit Committee.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

      (a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing of this report, the disclosure controls and procedures of the Registrant are reasonably designed to achieve the purposes described in the attached certification,
Section 4 (a).

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

      (a) Code of Ethics is attached.

      (b) Certification letters are attached.

      (c) Section 906 Certifications are attached.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Merrimac Series


      By: /s/ Paul J. Jasinski
      -----------------------------------------------------------
      Paul J. Jasinski, President and Principal Executive Officer
      Date: February 26, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



      By: /s/ Paul J. Jasinski
      -----------------------------------------------------------
      Paul J. Jasinski, President and Principal Executive Officer
      Date: February 26, 2004



      By: /s/ John F. Pyne
      -----------------------------------------------------------
      John F. Pyne, Treasurer and Principal Financial Officer
      Date: February 26, 2004